Taxation - Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	$ (10,394)	$ (629)	$ (6,769)
Recognized in profit or loss	7,366	6,115	6,140
Ending balance	(3,028)	(10,394)	(629)
Acquired through the business combinations		(15,880)
Tax losses carried forward [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	1	136	4,324
Recognized in profit or loss	2,749	(135)	(4,188)
Ending balance	2,750	1	136
Acquired through the business combinations
Share-based payments [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	3,925	3,573	2,672
Recognized in profit or loss	316	352	901
Ending balance	4,241	3,925	3,573
Acquired through the business combinations
Deferred revenue [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	4,184	4,184
Recognized in profit or loss			4,184
Ending balance	4,184	4,184	4,184
Acquired through the business combinations
Long-lived assets [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	(18,573)	(8,522)	(13,765)
Recognized in profit or loss	1,365	5,829	5,243
Ending balance	(17,208)	(18,573)	(8,522)
Acquired through the business combinations		(15,880)
Impairment charges [Member]
Schedule of Movements in the Net Deferred Tax Assets / (Liabilities) [Line Items]
Beginning balance	69
Recognized in profit or loss	2,936	69
Ending balance	$ 3,005	$ 69